Equity-Accounted Investees (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Equity-Accounted Investees

		UNITED STATES DOLLAR
		2017	2016	2015
	Investment in joint venture
(a)	Far Southeast Gold Resources Incorporated (“FSE”)	128.6	128.6
	Investments in associates
(b)	Maverix Metals Incorporated (“Maverix”)	42.7	42.1
(c)	Other	—	—

	Total equity-accounted investees	171.3	170.7

	Share of results of equity-accounted investees, net of taxation recognised in the consolidated income statement are made up as follows:
(a)	Far Southeast Gold Resources Incorporated	(1.6)	(2.3)	(3.3)
(b)	Maverix Metals Incorporated	0.3	—	—
(c)	Other	—	—	(2.4)

		(1.3)	(2.3)	(5.7)

Summary of Equity Method Investment in Joint Venture - Far Southeast Gold Resources Incorporated ("FSE")
(a)	Far Southeast Gold Resources Incorporated (“FSE”)
	Gold Fields’ interest in FSE, an unlisted entity, was 40% (2016: 40%) at 31 December 2017.

Gold Fields paid US$10.0 million in option fees to Lepanto Consolidated Mining Company (“Lepanto”) during the six months ended 31 December 2010. In addition, Gold Fields paid non-refundable down payments of US$66.0 million during the year ended 31 December 2011 and US$44.0 million during the six months ended 31 December 2010 to Liberty Express Assets in accordance with the agreement concluded whereby the Group has the option to acquire 60% of FSE. On 31 March 2012, Gold Fields acquired 40% of the issued share capital and voting rights of FSE by contributing an additional non-refundable down payment of US$110.0 million. Lepanto owns the remaining 60% shareholding in FSE.

	The remaining 20% option is not likely to be exercised until such time as FSE obtains a Foreign Technical Assistance Agreement (“FTAA”) which allows for direct majority foreign ownership and control.
	FSE has a 31 December year-end and has been equity accounted since 1 April 2012. FSE’s equity accounting is based on results to 31 December 2017.
	Investment in joint venture consists of:
	Unlisted shares at cost	230.0	230.0
	Equity contribution	79.3	77.7
	Cumulative impairment[1]	(101.4)	(101.4)
	Share of accumulated losses brought forward	(77.7)	(75.4)
	Share of loss after taxation[2]	(1.6)	(2.3)

	Total investment in joint venture[3]	128.6	128.6

1	Refer note 6 for details of impairment.
2	Gold Fields’ share of loss after taxation represents exploration and other costs, including work completed on a scoping study, which is fully funded by Gold Fields as part of their equity contribution.
3	FSE is a company incorporated under the laws of the Philippines and owns the gold-copper Far Southeast exploration project (the “FSE project”). During the exploration phase of the FSE project and as long as the 20% option remains exercisable, the Group has joint control over the FSE project. The Group will only have the power to direct the activities of FSE once it exercises the option to acquire the additional 20% shareholding in FSE, which is only exercisable once an FTAA is obtained. FSE has no revenues or significant assets or liabilities. Assets included in FSE represent the rights to explore and eventually mine the FSE project.

Summary of Equity Method Investments in Associates - Maverix Metals Incorporated ("Maverix")
	UNITED STATES DOLLAR
	2017	2016	2015
(b) Maverix Metals Incorporated (“Maverix”)
Gold Fields’ interest in Maverix, listed on the Toronto Stock Exchange, was 28% (2016: 32%) at 31 December 2017.

On 23 December 2016, Gold Fields sold a portfolio of 11 producing and non-producing royalties to Maverix in exchange for 42.85 million common shares and 10.0 million common share purchase warrants of Maverix, realising a profit on disposal of US$48.0 million. The warrants are classified as derivative instruments and are included in investments (refer note 17).

Maverix has a 31 December year-end and has been equity-accounted since 23 December 2016. Equity accounting for Maverix is based on the latest available published results to 30 September 2017.
Investment in associate consists of:
Listed shares at cost	42.1	42.1
Transaction costs capitalised	0.3	—
Share of profit after taxation	0.3	—

Investment in associate - Maverix	42.7	42.1

The fair value of the investment in Maverix at 31 December 2017 is US$57.2 million (2016: US$42.1 million).

Summary of Other Investments
(c) Other
Bezant Resources PLC (“Bezant”)[1]	—	—
Rusoro Mining Limited (“Rusoro”)[2]	—	—

Investment in associates - Other	—	—

Total investments in associates	42.7	42.1

[1]	During 2016, the Group’s holding was diluted from 21.6% to 8.8% following the issue of new shares by Bezant. In line with the Group’s accounting policy, this resulted in Bezant no longer being accounted for as an equity-accounted investee and was re-classified to available-for-sale financial investments.
[2]	Represents a holding of 25.7% in Rusoro.

The carrying value of Rusoro was written down to US$nil at 31 December 2010 due to losses incurred by the entity. The fair value, based on the quoted market price of the investment was US$7.7 million and US$23.9 million at 31 December 2017 and 31 December 2016, respectively. The unrecognised share of loss of Rusoro for the year amounted to US$2.0 million (2016: unrecognised shares of profits of US$18.7 million and 2015: unrecognised share of loss of US$3.6 million). The cumulative unrecognised share of losses of Rusoro amounted to US$196.0 million (2016: US$194.0 million).

On 22 August 2016, the Arbitration Tribunal, operating under the Additional Facility Rules of the World Bank’s International Centre for the Settlement of Investment Disputes, awarded Rusoro damages of US$967.8 million plus pre and post-award interest which currently equates to in excess of US$1.2 billion in the arbitration brought by Rusoro against the Bolivarian Republic of Venezuela (“Venezuela”).

Venezuela has not complied with the arbitration award terms, which were issued on 22 August 2016. On 6 December 2017, Rusoro obtained a judgement against Venezuela in the Superior Court of Justice in Ontario, Canada, in excess of US$1.3 billion. The judgement, which was issued on default as a result of Venezuela’s failure to appear before the Ontario court, arose out of Rusoro’s ongoing dispute with Venezuela over the South American nation’s seizure of its gold mining properties in the country. The Canadian judgement, which confirmed an arbitration award issued in Rusoro’s favour in the same amount, was issued on 25 April 2017. Venezuela did not appeal or seek to vacate the judgement, and its time to do so expired.

Rusoro further filed a suit in the Supreme Court of the State of New York, seeking recognition of the Canadian judgement. Rusoro brought the New York lawsuit in addition to an action it filed in the US District Court for the District of Columbia, which seeks recognition of and the entry of judgement on the original arbitration award. A favourable ruling from either the New York or DC court will entitle Rusoro to use all legal procedures - including broad discovery from both Venezuela and third parties - that US law provides judgement creditors. Any judgement issued in New York will also accrue interest at 9% per annum until the judgement is fully paid.

Management has not recognised this amount due to the uncertainty over its recoverability.

Summary of Share of Joint Operation and Includes Inter-company Transactions and Balances

Below is a summary of Gold Fields’ share of the joint operation and includes inter-company transactions and balances:

	UNITED STATES DOLLAR
	2017		2016
	US$	A$	US$		A$
Statement of financial position
Non-current assets
Property, plant and equipment	374.9	485.7	268.6	[1]	372.4	[1]
Current assets	7.2	9.3	3.9		5.4
Cash and cash equivalents	5.3	6.8	—		—
Prepayments	1.9	2.5	3.9		5.4

Total assets	382.1	495.0	272.5		377.8

Total equity
Retained earnings	(2.3)	(2.9)	—		—
Non-current liabilities	11.8	15.2	0.1		0.2
Deferred taxation	4.2	5.4	0.1		0.2
Long-term incentive plan	7.6	9.8	—		—
Current liabilities	372.6	482.7	272.4		377.6
Related entity loans payable	347.3	449.9	191.7		265.8
Trade and other payables	14.1	18.3	—		—
Deferred consideration	11.2	14.5	67.7		93.8
Stamp duty payable	—	—	13.0		18.0

Total equity and liabilities	382.1	495.0	272.5		377.8

1	The Gruyere Gold Project assets of A$372.4 million were capitalised at the exchange rate on the effective date of the transaction resulting in additions to property, plant and equipment of US$275.9 million (at 2016 closing exchange rate, the A$372.4 million assets amounted to US$268.6 million). The additions of US$275.9 million (A$372.4 million) are made up of US$197.1 million (A$266.0 million) cash additions and US$78.8 million (A$106.4 million) non-cash additions. Refer note 13.